UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06115

THE SINGAPORE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Singapore Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended January 31, 2008 is filed herewith.

The Singapore Fund, Inc.

Portfolio of Investments

January 31, 2008 (unaudited)

Shares		Value

COMMON STOCKS—92.49%
MALAYSIA—0.83%
Machinery—0.83%
788,600	CB Industrial Product Holdings Berhad	1,267,611

SINGAPORE—91.66%
Banks & Financial Services—19.05%
2,363,000	Oversea-Chinese Banking Corp. Ltd.	12,403,544
1,375,000	United Overseas Bank Ltd.	16,856,901
		29,260,445

Building Materials—2.28%
1,658,000	Hong Leong Asia Ltd.	3,504,545

Commercial Services—2.72%
3,620,000	Oriental Century Ltd. *	1,262,524
1,158,000	SIA Engineering Co. Ltd. †	2,920,904
		4,183,428

Communications - Media—1.99%
994,000	Singapore Press Holdings Ltd.	3,053,505

Conglomerate—2.08%
1,000,000	Sembcorp Industries Ltd. †	3,198,760

Diversified Financial—5.43%
1,233,000	Singapore Exchange Ltd.	8,339,886

Electrical Products & Computers—1.74%
4,041,000	CSE Global Ltd.	2,676,348

Engineering—0.35%
2,184,000	Hiap Seng Engineering, Ltd.	530,881

Food, Beverage, Tobacco—2.68%
1,399,000	Olam International Ltd.	2,552,956
1,950,000	Synear Food Holdings Ltd.	1,566,265
		4,119,221

Health & Personal Care—1.99%
1,044,000	Wilmar International Ltd.	3,052,632

Industrial—1.69%
1,106,000	Singapore Technologies Engineering Ltd. †	2,602,720

Machinery—0.51%
3,443,000	Sarin Technologies Ltd.	776,270

Oil & Gas Extraction—1.42%
490,000	Singapore Petroleum Co. Ltd.	2,175,016

Property Development—14.44%
1,450,000	Capitaland Ltd. †	6,027,619
624,000	City Developments Ltd.	4,968,083
2,892,000	Pan Hong Property Group Ltd.	1,518,030
1,597,000	SC Global Developments Ltd.	2,014,112
4,101,000	Sim Lian Group Ltd.	1,415,832
1,305,471	UOL Group Ltd.	3,320,475
1,724,000	Yanlord Land Group Ltd.	2,915,240
		22,179,391

Real Estate Investment Trust—2.49%
2,602,000	CDL Hospitality Trusts	3,831,593

Shipbuilding—0.96%
1,665,000	Yangzijiang Shipbuilding Holdings Ltd. *	1,478,123

Shipyards—5.71%
1,100,000	Keppel Corp. Ltd. †	8,773,339

Telecommunications—9.41%
4,683,000	Singapore Telecommunications Ltd. †	12,043,226
1,151,940	StarHub Ltd. †	2,402,411
		14,445,637

Transportation - Air—3.61%
511,340	Singapore Airlines Ltd. †	5,548,253

Transportation - Marine—11.11%
4,177,000	Cosco Corp. (Singapore) Ltd.	13,096,350
6,903,000	CWT Ltd.	3,963,887
		17,060,237

Total Singapore Common Stocks		140,790,230

Total Common Stocks (Cost—$101,507,056)		142,057,841

Principal
Amount
(000)		Value

TIME DEPOSITS—0.64%
U.S. DOLLAR —0.64%
174	Bank of New York Time Deposit, 0.05%, due 2/1/08	173,790
807	Citibank Singapore, 2.41%, due 2/1/08	806,790
Total U.S. DOLLAR Time Deposits		980,580

Total Time Deposits (Cost—$980,580)		980,580
Total Investments—93.13%
(Cost—$102,487,636)		143,038,421
Other assets less liabilities—6.87%		10,559,571

NET ASSETS

	(Applicable to 9,342,319 shares of capital stock outstanding; equivalent to $16.44 per share) —100.00%	$153,597,992

*  Non-income producing securities.

+  Deemed to be an affiliated issuer (see next page).

For federal income tax purposes, the cost of securities owned at January 31, 2008 was $103,531,839, excluding short-term interest bearing investments.  At January 31, 2008, the net unrealized appreciation on investments, excluding short-term securities, of $38,526,001 was composed of gross appreciation of $47,931,154 for those investments having an excess of value over cost, and gross depreciation of $9,405,153 for those investments having an excess of cost over value.

Affiliated Holdings

Temasek Holdings, an Asian investment company located in Singapore, owns 28% of DBS Group, the parent of the Manager.  Temasek Holdings also owns at least 25% of the following portfolio securities, which are deemed affiliated holdings because of this common ownership.

	Number			Number
	of Shares			of Shares	Market
	Held			Held	Value at
	October 31,	Purchase	Sales	January 31,	January 31,	Dividend
Name of Affiliated Holding	2007	Cost	Cost	2008	2008	Income
Ascott Residence Trust	2,889,000	$—	$2,933,123	—	$—	$—
Capitaland Ltd.	1,325,000	540,261	—	1,450,000	6,027,619	—
Keppel Corp. Ltd.	1,100,000	—	—	1,100,000	8,773,339	—
Keppel Land Ltd.	380,000	—	394,707	—	—	—
Mapletree Logistics Trust	3,347,000	—	2,070,194	—	—	—
SIA Engineering Co. Ltd.	1,512,000	301,286	1,114,565	1,158,000	2,920,904	41,775
Sembcorp Industries Ltd.	1,250,000	—	330,699	1,000,000	3,198,760	—
Singapore Airlines Ltd.	387,340	1,500,564	—	511,340	5,548,253	53,509
Singapore Post Ltd.	3,300,000	—	2,032,544	––	—	28,386
Singapore Technologies Engineering Ltd.	1,400,000	—	285,414	1,106,000	2,602,720	––
Singapore Telecommunications Ltd.	5,510,000	—	518,869	4,683,000	12,043,226	212,705
StarHub Ltd.	916,940	1,339,758	335,830	1,151,940	2,402,411	25,334
Total					$43,517,232	$361,709

Item 2. Controls and Procedures.

a)     The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act as of the Evaluation Date.

b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)   Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule

30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Singapore Fund, Inc.

By	\s\ John J. O’Keefe
John J. O’Keefe, Vice President and Treasurer

Date: February 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe	Date: February 14, 2008
John J. O’Keefe, Vice President and Treasurer

\s\ Masamichi Yokoi		Date: February 14, 2008
Masamichi Yokoi, Chairman